Financial instruments and financial risk management (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments and Financial Risk Management [Abstract]
Schedule of contractual maturities of non-derivative financial liabilities

At June 30, 2019	Within one year	Between one and five years	More than five years
Trade payables	$528,553	-	-
Accrued liabilities	141,814	-	-
Customer deposits and contract liabilities	458,517	-	-
Shareholder loan	4,153	-	-
	$1,133,037	$-	$-

At December 31, 2018	Within one year	Between one and five years	More than five years
Trade payables	$718,953	-	-
Accrued liabilities	543,908	-	-
Customer deposits and contract liabilities	402,783	-	-
Shareholder loan	6,230	-	-
	$1,671,874	$-	$-

Schedule of financial assets and liabilities that are denominated in US dollars
	June 30, 2019	December 31, 2018
Cash and cash equivalents	$19,940,435	$18,102,872
Trade receivables	69,778	51,164
Trade payables	(80,826)	(382,087)
Customer deposits	(98,281)	-
	$19,831,106	$17,771,949

Schedule of classification of financial instruments
	June 30, 2019	December 31, 2018
Amortized cost:
Cash and cash equivalents	$21,388,624	$18,926,933
Receivables	1,705,173	1,190,689
	$23,093,797	$20,117,622

	June 30, 2019	December 31, 2018
Non-derivative financial liabilities:
Trade payable and accrued liabilities	$670,367	$1,262,861
Customer deposits and contract liability	458,517	402,783
Shareholder loan	4,153	6,230
Derivative financial liabilities:
Derivative liability	9,666,133	4,752,875
	$10,799,170	$6,424,749